Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
Note 21 — Income Taxes
Following the Business Combination, the Company is a U.S.
C-corporation
which wholly owns two entities taxed as corporations. Each of the Company and its corporate subsidiaries have an ownership interest in Fathom OpCo and are subject to U.S. federal and state income taxes with respect to their allocable share of taxable income of Fathom OpCo as well as any standalone taxable income or loss generated at the corporation level. All business operations are held within Fathom OpCo and its subsidiaries. Fathom OpCo and its subsidiaries are treated as flow-through entities for federal and substantially all state income tax purposes and therefore are not subject to entity level taxes in most jurisdictions. During the 2021 Predecessor Period, certain subsidiaries of Fathom OpCo which were previously held as corporations for U.S. federal tax purposes, were reorganized into flow-through entities in non-taxable
transactions. As a result, deferred tax liabilities pertaining to the corporate subsidiaries were reversed as income tax benefits during the 2021 Predecessor Period and for the 2021 Successor Period, Fathom OpCo and its subsidiaries are flow-through entities for U.S. federal income tax purposes.
As of December 31, 2021, tax years 2018 through 2021 remain open and subject to examination by the Internal Revenue Service and the majority of the states where Fathom OpCo has activities. Upon audit, tax authorities may challenge tax positions of the Company or Fathom OpCo. A tax position successfully challenged by a taxing authority could result in an adjustment to the Company’s provision for income taxes in the period in which a final determination is made. As of 2021 Successor Period and 2021 Predecessor Period, the Company did not recognize income tax expense or benefits associated with uncertain tax positions.
Significant components of the Company’s tax expense (benefit) for the 2021 Successor Period, 2021 Predecessor Period, and 2020 Predecessor Period, are as follows:

	Period From
	December 23 - December 31, 2021 (Successor)	January 1 - December 22, 2021 (Predecessor)	January 1 - December 31, 2020 (Predecessor)
Current expense
State	$—	$52	$—
Federal	—	—	—

Subtotal	—	52	—
Deferred tax benefit
State	(1)	(297)	—
Federal	(2)	(2,963)	—

Subtotal	(3)	(3,260)	—

Total	$(3)	$(3,208)	$—

A reconciliation of the expected statutory federal tax and the total income tax expense (benefit) for the 2021 Successor Period, 2021 Predecessor Period and 2020 Predecessor Period, are as follows:

	Period From
	December 23 - December 31, 2021 (Successor)	January 1 - December 22, 2021 (Predecessor)	January 1 - December 31, 2020 (Predecessor)
Federal statutory rate (21%)	$7,028	$(4,133)	$(1,672)
State income taxes, net of federal benefit	(38)	(245)	—
Pre-closing income held in flow-through entities	—	4,133	1,672
Change in tax status of corporate subsidiaries	—	(2,963)	—
Non-controlling interest in Fathom Holdco, LLC	222	—	—
Remeasurement of Fathom and Sponsor earnout shares	(5,724)
Remeasurement of TRA and warrant liability	(1,662)	—	—
Valuation allowance	171	—	—

Total	$(3)	$(3,208)	$—

The tax effect of temporary differences that give rise to deferred tax assets and liabilities for the 2021 Successor Period, 2021 Predecessor Period, and 2020 Predecessor Period are as follows:

	Period Ended
	December 31, 2021 (Successor)	December 31, 2020 (Predecessor)
Deferred tax assets
Net operating losses	$1,494	$—
Transaction costs	$861
Interest expense carryforwards	$762
Valuation allowance	(3,117)	—

Total deferred tax assets	—	—
Deferred tax liabilities
Investment in Fathom Holdco, LLC	(17,570)	—
Total deferred tax liabilities	(17,570)	—

Total net deferred tax liabilities	$(17,570)	$—

Net Operating Losses
As of December 31, 2021, the Company has federal and state net operating loss (“NOLs”) carryforwards of $5.6 million. The U.S. federal NOLs are not subject to expiration. Utilization of the federal and state net operating losses may be subject to annual limitations due to the “change in ownership” provisions of the Internal Revenue Code and equivalent state tax provisions. The annual limitations are not expected to restrict the use of any portion of the net operating losses prior to expiration. Nonetheless, the Company believes that it is more likely than not that the benefit from federal and state NOL carryforwards will not be realized.
Valuation Allowance
The Company recorded a valuation allowance against the use of its deferred tax assets as the date of the Business Combination and as of December 31, 2021. The change in the valuation allowance during the 2021 Successor Period was the result of an increase in deferred tax assets which the Company has fully valued against as of the end of the 2021 Successor Period. The Company determined that there is uncertainty as to its ability to generate taxable income required to use the Company’s NOLs based on its history of taxable losses.
TRA, Warrants, Fathom Earnout Shares, and Sponsor Earnout Shares
The Company entered into a TRA with members of Fathom OpCo which calls for certain payments to be made to members of Fathom OpCo on account of (i) tax savings generated at the Company related to tax attributes of the Company and Fathom OpCo acquired by the Company in the Business Combination and (ii) future exchanges of Fathom OpCo units for cash or Class A common stock of the Company (See note 2 for further information). Payments required under the TRA for units acquired in the Business Combination are not anticipated to give rise to substantial amounts of future deductible tax differences. As a result, changes in the fair value of the TRA liability established in connection with the transactions contemplated by the Business Combination give rise to permanent differences between financial and taxable income.
The Company’s Fathom Earnout Shares liability and Sponsor Earnout Shares liability to be paid in the form of equity does not give rise to future deductible tax basis for U.S. federal income tax purposes, and accordingly, changes in the fair value of the Fathom Earnout Shares liability and the Sponsor Earnout Shares liability give rise to permanent differences between financial and taxable income.
The Company’s Warrants are treated as equity instruments for U.S. federal income tax purposes, and accordingly, changes in the fair value of the Warrant liability give rise to permanent differences between financial and taxable income.